CONDENSED CONSOLIDATED BALANCE SHEETS (Q2) - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents		$ 1,152,883	$ 1,361,083
Restricted cash and cash equivalents, current		560,173	37,394
Accounts receivable, net		1,933,698	416,526
Prepaid expenses and other current assets		299,229	101,246
Total current assets		3,945,983	1,916,249
Restricted cash and cash equivalents, non-current		340,527	637,356
Restricted marketable securities, non-current		0	29,308
Property and equipment, net		16,631,510	11,914,774
Operating lease right-of-use assets		3,380,201	2,589,547
Intangible assets, net		205,895	4,909
Goodwill		812,970	19,544
Other non-current assets	[1]	924,277	720,912
Total assets		26,241,363	17,832,599
Current liabilities
Accounts payable		1,226,579	868,259
Accrued liabilities		1,411,237	355,821
Debt, current	[1]	3,627,664	2,468,425
Deferred revenue, current		951,346	768,927
Operating lease liabilities, current		279,080	213,104
Finance lease liabilities, current		60,396	57,801
Other current liabilities	[1]	53	230,244
Total current liabilities		7,556,355	4,962,581
Debt, non-current	[1]	7,423,837	5,457,915
Derivative and warrant liabilities		698	200,089
Deferred revenue, non-current		3,896,173	3,294,977
Operating lease liabilities, non-current		3,168,392	2,388,912
Finance lease liabilities, non-current		3,112	34,120
Deferred tax liabilities, non-current		245,659	149,232
Other non-current liabilities		126,331	36,260
Total liabilities		22,420,557	16,524,086
Commitments and contingencies (Note 9)
Redeemable convertible preferred stock and redeemable common stock
Temporary equity			1,722,111
Stockholders' equity (deficit)
Preferred stock, $0.000005 par value per share, 100,000 and no shares authorized as of June 30, 2025 and December 31, 2024, respectively; no shares issued and outstanding as of June 30, 2025 and December 31, 2024		0	0
Treasury stock, at cost, 6,588 as of June 30, 2025 and December 31, 2024, respectively		33,524	33,524
Additional paid-in capital		4,772,825	1,096,160
Accumulated other comprehensive income (loss)		(271)	0
Accumulated deficit		(2,081,385)	(1,476,235)
Total stockholders' equity (deficit)		2,657,647	(413,598)
Total liabilities, redeemable convertible preferred stock, redeemable common stock, and stockholders' equity (deficit)		26,241,363	17,832,599
Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock and redeemable common stock
Temporary equity	[1]	0	1,722,111
Redeemable Class A Common Stock
Redeemable convertible preferred stock and redeemable common stock
Temporary equity	[1]	1,163,159	0
Common Class A
Stockholders' equity (deficit)
Common stock		2	1
Common Class B
Stockholders' equity (deficit)
Common stock		0	0
Common Class C
Stockholders' equity (deficit)
Common stock		$ 0	$ 0

[1]	Refer to Note 14—Related-Party Transactions for further information on related party arrangements.